Note 9 - Shareholders' Equity (Details) - Unvested Restricted Stock (USD $)	1 Months Ended	12 Months Ended
	Jun. 21, 2013	Dec. 31, 2012
Unvested Restricted Stock [Abstract]
Unvested, January 1, 2012		561,276
Unvested, January 1, 2012 (in Dollars per share)		$ 6.39
Unvested, December 31, 2012		1,037,146
Unvested, December 31, 2012 (in Dollars per share)		$ 5.11
Granted	954,438	723,669
Granted (in Dollars per share)		$ 4.51
Canceled		(16,461)
Canceled (in Dollars per share)		$ 7.29
Distributed		(231,338)
Distributed (in Dollars per share)		$ 6.65